Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Financial Statements of Subsidiaries	Management considered the application of the predecessor value method as the most appropriate (also known as merger accounting), which involves accounting for the assets and liabilities of the acquired business using existing carrying values of the acquired business.
			Principal	Percentage (%)
	Principal	Country of	place of	Ownership	NCI	Ownership	NCI
Name of subsidiary	activities	incorporation	Business	2023	2023	2022	2022
Aqua Merger Sub	Holding company	Cayman Islands	Cayman Islands	100.0%	0.0%	0.0%	100.0%
Lifezone Holdings Limited	Holding company	Isle of Man	United Kingdom	100.0%	0.0%	100.0%	0.0%
Lifezone Limited	Holding company	Isle of Man	United Kingdom	100.0%	0.0%	100.0%	0.0%
Lifezone US Holdings Limited	Holding company	United Kingdom	United Kingdom	100.0%	0.0%	0.0%	100.0%
Lifezone Holdings US, LLC	Holding company	United State of America	United State of America	100.0%	0.0%	0.0%	100.0%
Lifezone Services US, LLC	Service company	United State of America	United State of America	100.0%	0.0%	0.0%	100.0%
Lifezone Recycling US, LLC	Recycling	United State of America	United State of America	100.0%	0.0%	0.0%	100.0%
LZ Services Limited	Service company	United Kingdom	United Kingdom	100.0%	0.0%	100.0%	0.0%
Kabanga Holdings Limited	Holding company	Cayman Islands	Cayman Islands	83.0%	17.0%	91.1%	8.9%
Kabanga Nickel Company Limited	Holding company	Tanzania	Tanzania	83.0%	17.0%	91.1%	8.9%
Kabanga Nickel Limited	Holding company	United Kingdom	United Kingdom	83.0%	17.0%	91.1%	8.9%
Kagera Mining Company Limited	Mining	Tanzania	Tanzania	83.0%	17.0%	91.1%	8.9%
Lifezone Asia-Pacific Pty Ltd (formerly Metprotech Pacific Proprietary Limited)	Service company	Australia	Australia	100.0%	0.0%	100.0%	0.0%
The Simulus Group Pty Limited	Holding company	Australia	Australia	100.0%	0.0%	0.0%	100.0%
Simulus Pty Limited	Laboratory and engineering	Australia	Australia	100.0%	0.0%	0.0%	100.0%
Romanex International Limited	Holding company	Canada	Canada	83.0%	17.0%	91.1%	8.9%
Tembo Nickel Corporation Limited	Mining	Tanzania	Tanzania	69.7%	30.3%	76.5%	23.5%
Tembo Nickel Mining Corporation Limited	Mining	Tanzania	Tanzania	69.7%	30.3%	76.5%	23.5%
Tembo Nickel Refining Corporation Limited	Refining	Tanzania	Tanzania	69.7%	30.3%	76.5%	23.5%

Schedule of Depreciation Straight-Line Basis Over	Depreciation is calculated on a straight-line basis over the estimated economic lives of the following assets:
Office and computer equipment	5 years
Laboratory and testing equipment	2 Years
Furniture	5 years
Buildings	39 years
Vehicles/Transportation equipment	5 years

Schedule of Other Intangible Assets are Amortized	Other Intangible assets are amortized on a straight-line basis over their estimated useful lives, which are as follows:
Computer software	3 years
Patents	12 years